Employee benefits - Movements in present value of the defined benefit obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Balance at beginning of year	$ 3,142	$ 3,184
Service costs	6	26
Interest expense	27	121
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	91	2
-Experience adjustment	56	(149)
-Change in financial assumptions	196	53
Refund of overfunding		(18)
Effect of changes in exchange rates	44	(77)
Balance at end of year	$ 3,562	$ 3,142